[GRAPHIC OMITTED]

---------------------------------------------
COLONIAL GLOBAL EQUITY FUND SEMIANNUAL REPORT
---------------------------------------------
April 30, 1998

                          ------------------------------
                           Not FDIC   May Lose Value
                            Insured   No Bank Guarantee
                          ------------------------------

                     COLONIAL GLOBAL EQUITY FUND HIGHLIGHTS
                        NOVEMBER 1, 1997 - APRIL 30, 1998

INVESTMENT OBJECTIVE: Colonial Global Equity Fund seeks long-term growth by investing primarily in global equities.

THE FUND IS DESIGNED TO OFFER:
  o  Opportunities for long-term growth of capital
  o  International investment exposure
  o  Global diversification to help reduce risk
  o  Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "With healthy economic environments in the United States and Europe, both regions provided a solid foundation for growth opportunities within a variety of industries over the last six months."
                                                    -- Gita Rao & Nicolas Ghajar

                     COLONIAL GLOBAL EQUITY FUND PERFORMANCE

                                              CLASS A     CLASS B     CLASS C
Inception date                                 6/8/92     6/8/92       8/1/97
------------------------------------------------------------------------------

Six-month distributions declared per share     $1.620     $1.562       $1.589
------------------------------------------------------------------------------
Six-month total returns, assuming              21.12%     20.61%       20.80%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)
-------------------------------------------------------------------------------
Net asset value per share on 4/30/98           $15.42     $15.24        $15.39


TOP FIVE HOLDINGS                          TOP FIVE COUNTRIES
(as of 4/30/98)                            (as of 4/30/98)
 .........................................  ....................................
 1. Lucent Technologies, Inc.....  1.5%     1. United States  ......... 26.3%

 2. Quorum Health Group, Inc.....  1.2%     2. Japan  .................  9.7%

 3. Bass PLC ....................  1.2%     3. United Kingdom .........  9.6%

 4. Safeway, Inc. ...............  1.1%     4. Germany ................  6.1%

 5. Wal-Mart Stores, Inc. .......  1.0%     5. France .................  5.5%

 Holding and country breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present your Fund's semiannual report for the six-month period ended April 30, 1998.

With its ability to seek the best performing stocks worldwide, Colonial Global Equity Fund has performed well throughout the last six months. By diversifying its investments across both U.S. and foreign markets, the Fund was able to take advantage of a wide array of growth opportunities.

Over the past few years, we've had the pleasure of witnessing one of the strongest domestic bull markets in history. More recently, it has become increasingly apparent that a large number of economies and markets throughout the world continue to offer some very favorable characteristics for long-term growth investors seeking opportunity beyond U.S. borders.

Particularly in continental Europe, many countries are at an earlier stage in the growth curve than the U.S. Much of what companies in these markets have started to accomplish is a result of the "leaner and meaner" approach to running their operations. The effort to cut costs and increase profitability has certainly started to pay off. As the local economies within these countries have also cooperated, the combination of strong, steady earnings growth and relatively low inflation offer the potential for some positive outcomes in the months and years to come.

Overall, global investment opportunities in developed economies are as strong and abundant as they have ever been. We believe it continues to be a rewarding time for investors who understand the value of exploring growth opportunities both inside the U.S. and throughout the world.

The following report will provide you with more specific information on your Fund's performance and the markets in which the Fund has focused its efforts. Thank you for choosing Colonial Global Equity Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Harold W. Cogger

    Harold W. Cogger
    President
    June 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described will continue.

                           PORTFOLIO MANAGEMENT REPORT

GITA RAO is portfolio manager of Colonial Global Equity Fund and is vice president of Colonial Management Associates, Inc. NICOLAS GHAJAR is associate portfolio manager of the Fund. What follows is a discussion of the Fund's performance for the six months ended April 30, 1998.

GLOBAL DIVERSIFICATION -- A REWARDING EXPERIENCE
The Fund's globally diversified portfolio continued to produce some favorable results for investors. By spreading the Fund's assets among various countries around the world, we provided you with access to a much wider variety of investment opportunities than a pure domestic stock fund. At the same time, it reduced the risk that the performance of any single market could hurt the Fund's performance.

During the last six months, we've been able to take full advantage of the strong growth opportunities in the U.S. and continental Europe. At the end of April, 26% of the portfolio was invested in the U.S. By maintaining a large number of U.S. stocks in the portfolio, we were able to capture some healthy returns from a market that continued to reach new highs during the period. At the same time, a number of European markets in which the Fund invested produced some equally impressive results. We are gradually decreasing our holdings in the U.S. in order to take full advantage of the values we believe exist across continental Europe.

The uncertainty in Asia receded somewhat during the period. However, we continued to maintain an underweighted position in that region, while keeping a watchful eye for potential growth opportunities. The real story was the stellar performance of equity markets in countries such as Finland, France, Italy, Spain and Portugal over the last six months. Overall, we found investment opportunities in these countries to be cheaper than in the U.S., while offering greater growth potential.

THREE FACTORS CONTRIBUTED TO STRONG RESULTS: CONSOLIDATION, RESTRUCTURING AND
EMU

A healthy overall economic environment provided a foundation for solid growth in Europe during the last six months. In addition, there were three key factors that contributed to the Fund's strong performance during the period: consolidation within the financial services sector, corporate restructuring and the favorable progression of the European Monetary Union (EMU).

While the Fund is diligent about maintaining diversification across a variety of industries and countries, the financial services sector rewarded investors during the period. Similar to the events U.S. investors witnessed back in 1990 and 1991, European countries started to see a consolidation trend among banks and insurance companies. The results of many of these mergers were larger revenue bases, greater efficiencies and increased profits -- a combination that helped push the stock prices of many companies in this sector upward.

Corporate restructuring has been another positive step taken by European companies. Mirroring the example of many successful U.S. companies over the last two decades, European companies have started to implement strong cost-cutting measures, analyze and carefully restructure their organizations and employ technology designed to increase overall efficiency. As a result, companies are operating in much stronger, smarter and more profitable ways than in years past. The benefit for many is an increase in revenue, healthier profits and a positive impact on their stocks' share prices.

EMU is building positive momentum across Europe by enabling companies to better leverage their operations in a more global business environment. While the Fund looks at companies of various sizes, it has an orientation toward stocks of larger companies -- an important advantage for global investors. Because they are better established, financially stronger and more experienced than smaller companies, larger companies are well positioned for growth within a globalized economy. With the ability to offer existing products in new markets and to seek lower labor costs in other regions, these companies are positioned to achieve two important objectives: an increase in demand for the products and services they offer and better economies of scale.

OPPORTUNITY IS WHERE YOU FIND IT
One example of a stock that has been very profitable for the Fund is Mannesmann (0.70% of the Fund's total net assets). It's a large German industrial engineering company that has leveraged its existing infrastructure and intellectual capital to transform itself into a major European telecommunications player in both cellular and traditional telephone service. As an engineering company doing project work in the telecommunications industry, they had a solid foundation of knowledge before venturing into the market. In addition to being a successful provider of traditional telephone service, their cellular subscriptions have already increased 80% from the end of 1997 through the first four months of 1998. Relative to other European telecommunication stocks, it appeared undervalued. We purchased the stock in December 1997; through April 30, 1998, its price rose about 76%.

THE GLOBAL ECONOMY APPEARS STRONG
The strong economic and financial activity that has taken place in Europe is encouraging and reinforces the importance of maintaining global diversification in your investment portfolio. Our outlook for the global economy is positive. While the U.S. appears to be in the late stages of an economic expansion, many European countries are just getting started. There's a world of investment opportunity out there, and the Fund continually strives to take advantage of it.

            COLONIAL GLOBAL EQUITY FUND'S INVESTMENT PERFORMANCE VS.
         THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD (GDP) ND INDEX
                Change in Value of $10,000 from 6/30/92 - 4/30/98
                     Based on NAV and POP for Class A Shares

                      NAV            POP           MSCI
-------------------------------------------------------------------------------
Jun 30, 92          $10,000        $10,000        $10,000
Jul 31, 92           10,081          9,501          9,905
Aug 31, 92            9,869          9,301         10,130
Sep 30, 92            9,747          9,187          9,895
Oct 30, 92            9,434          8,892          9,661
Nov 30, 92            9,505          8,959          9,783
Dec 31, 92            9,690          9,133          9,825
Jan 29, 93            9,946          9,374          9,917
Feb 26, 93           10,069          9,490         10,194
Mar 31, 93           10,540          9,934         10,711
Apr 30, 93           10,755         10,136         11,277
May 28, 93           11,010         10,377         11,485
Jun 30, 93           10,734         10,116         11,358
Jul 30, 93           10,961         10,331         11,566
Aug 31, 93           11,746         11,071         12,248
Sep 30, 93           11,756         11,080         12,022
Oct 29, 93           12,149         11,450         12,334
Nov 30, 93           11,973         11,285         11,652
Dec 31, 93           13,101         12,348         12,237
Jan 31, 94           13,685         12,898         13,009
Feb 28, 94           13,258         12,495         12,826
Mar 31, 94           12,705         11,974         12,516
Apr 29, 94           12,861         12,122         12,980
May 31, 94           12,747         12,014         12,849
Jun 30, 94           12,567         11,845         12,706
Jul 29, 94           13,009         12,261         13,054
Aug 31, 94           13,419         12,647         13,390
Sep 30, 94           13,124         12,370         13,007
Oct 31, 94           13,335         12,568         13,347
Nov 30, 94           12,767         12,033         12,794
Dec 30, 94           12,889         12,148         12,925
Jan 31, 95           12,510         11,790         12,827
Feb 28, 95           12,924         12,181         13,023
Mar 31, 95           13,211         12,452         13,519
Apr 28, 95           13,614         12,831         14,043
May 31, 95           13,878         13,080         14,178
Jun 30, 95           14,095         13,285         14,222
Jul 31, 95           15,046         14,181         14,987
Aug 31, 95           14,768         13,918         14,574
Sep 29, 95           14,768         13,918         14,895
Oct 31, 95           14,431         13,602         14,609
Nov 30, 95           14,663         13,820         15,034
Dec 29, 95           15,010         14,147         15,521
Jan 31, 96           15,502         14,611         15,850
Feb 29, 96           15,650         14,750         15,931
Mar 29, 96           15,883         14,970         16,126
Apr 30, 96           16,351         15,411         16,541
May 31, 96           16,486         15,538         16,537
Jun 28, 96           16,388         15,446         16,639
Jul 31, 96           15,820         14,910         16,077
Aug 30, 96           16,116         15,189         16,203
Sep 30, 96           16,536         15,586         16,801
Oct 31, 96           16,611         15,655         16,859
Nov 29, 96           17,525         16,517         17,779
Dec 31, 96           17,866         16,838         17,564
Jan 31, 97           18,045         17,007         17,779
Feb 28, 97           18,155         17,111         17,894
Mar 31, 97           17,935         16,903         17,792
Apr 30, 97           18,279         17,228         18,171
May 30, 97           19,258         18,151         19,162
Jun 30, 97           20,237         19,074         20,182
Jul 31, 97           21,289         20,065         21,032
Aug 29, 97           19,712         18,578         19,622
Sep 30, 97           21,026         19,817         20,795
Oct 31, 97           19,753         18,618         19,608
Nov 28, 97           20,182         19,022         19,878
Dec 31, 97           20,465         19,288         20,172
Jan 30, 98           20,884         19,683         20,892
Feb 27, 98           22,311         21,028         22,201
Mar 31, 98           23,676         22,315         23,399
Apr 30, 98           23,924         22,549         23,715


                      CURRENT VALUE OF A $10,000 INVESTMENT
                                 Made on 6/30/92


-------------------------------------------------------------------------------
     CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
       NAV    POP               NAV    w/CDSC              NAV    w/CDSC
-------------------------------------------------------------------------------
  $23,924      $22,549      $22,825      $22,725       $22,862      $22,862

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 4/30/98

-------------------------------------------------------------------------------
                  CLASS A SHARES         CLASS B SHARES      CLASS C SHARES
INCEPTION             6/8/92                6/8/92               8/1/97
                  NAV        POP        NAV      w/CDSC       NAV      w/CDSC
-------------------------------------------------------------------------------
1 YEAR          30.88%      23.36%     29.89%    24.89%      30.10%    29.10%
-------------------------------------------------------------------------------
3 YEARS         20.68       18.32      19.66     18.96       19.73     19.73
-------------------------------------------------------------------------------
5 YEARS         17.34       15.96      16.41     16.19       16.45     16.45
-------------------------------------------------------------------------------
LIFE            15.74       14.58      14.80     14.71       14.83     14.83
-------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C share performance includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to 8/1/97. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B shares and Class C shares. Had the expense differential been reflected, the returns for periods prior to 8/1/97 for Class C shares would have been lower.

The Morgan Stanley Capital International World (GDP) ND Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, an index does not incur fees or charges, and it is not possible to invest in an index.

                      INVESTMENT PORTFOLIO
            APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 95.2%                              COUNTRY   SHARES     VALUE
-----------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING  - 0.4%
 AGRICULTURE - CROPS
 Tabacalera SA                                     Sp            26  $    565
                                                                     --------

-----------------------------------------------------------------------------
CONSTRUCTION - 0.4%
 BUILDING CONSTRUCTION
 Sulzer AG                                         Sz             1       537
                                                                     --------

-----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 24.1%
 DEPOSITORY INSTITUTIONS - 12.4%
 Allied Irish Bank                                 Ir            45       627
 Banco Popolare di Milano (BPM)                    It            41       371
 Banco Popular Espanol SA                          Sp             7       557
 Banco Totta & Acores SA                           Pt            29     1,095
 Bank of Montreal                                  Ca            11       594
 Barclays PLC                                      UK            23       663
 Bayerische Hypotheken - Und Wechsel Bank AG       G             12       670
 Cie Financiere de Paribas                         Fr             6       649
 Commerzbank AG                                    G             15       572
 Corporacion Bancaria de Espana SA                 Sp             7       566
 Credito Italiano                                  It           145       756
 Development Bank of Singapore Ltd. - Foreign      Si            35       232
  (Bonus Shares)
 Development Bank of Singapore Ltd. - Foreign      Si             4        23
 First American Corp.                                            19       917
 ForeningsSparbanken AB                            Sw            31       974
 Grupo Financiero Banamex Accival, SA de CV
   (Banacci) (a)                                   Mx           223       691
 HSBC Holdings PLC                                 HK            20       582
 HSBC Holdings PLC                                 UK            34     1,000
 Merita Ltd., Class A                              Fi           103       686
 Royal Bank of Scotland Group PLC                  UK            36       555
 Standard Chartered PLC                            UK            39       597
 The Bank of Tokyo Mitsubishi                      Ja            95     1,172
 The Sanwa Bank Ltd.                               Ja            60       528
 UBS-Union Bank of Switzerland                     Sz                     644
 Westpac Banking Corp.                             Au            76       510
                                                                     --------
                                                                       16,231
                                                                     --------

 HOLDING COMPANIES - 0.3%
 Cheung Kong (Holdings) Ltd.                       HK            64       425
                                                                     --------

 INSURANCE CARRIERS - 7.0%
 AXA                                               Fr             9     1,011
 Allianz AG                                        G              2       553
 Insurance Carriers - Cont.
 Cigna Corp.                                                      5     1,076
 International Nederlanden Groep                   Ne            18     1,169
 Mercury General Corp.                                           13       842
 Old Republic International Corp.                                22     1,009
 Royal & Sun Alliance Insurance Group PLC          UK            44       491
 Storebrand ASA                                    No            72       636
 Torchmark Corp.                                                 21       940
 Toro Assicurazioni                                It            34       595
 Zurich Versicherungs-Gesellschaft                 Sz             1       807
                                                                     --------
                                                                        9,129
                                                                     --------
 INVESTMENT COMPANIES - 2.9%
 Chile Fund, Inc.                                  Ch            45       735
 First Australia Fund, Inc.                        Au            58       451
 First Philippine Fund, Inc.                       Ph            41       311
 Irish Investment Fund, Inc.                       Ir            46     1,148
 Southern Africa Fund, Inc.                        SA            25       426
 Templeton Dragon Fund, Inc. (b)                                 63       688
                                                                     --------
                                                                        3,759
                                                                     --------
 NONDEPOSITORY CREDIT INSTITUTIONS - 1.2%
 Nichiei Co., Ltd.                                 Ja             9       668
 Promise Co., Ltd.                                 Ja            17       860
                                                                     --------
                                                                        1,528
                                                                     --------
 REAL ESTATE - 0.3%
 New World Development Co., Ltd.                   HK           116       330
                                                                     --------

-----------------------------------------------------------------------------
MANUFACTURING - 41.4%
 CHEMICALS $ ALLIIED PRODUCRS - 7.8%
 Akzo Nobel NV                                     Ne             4       833
 BASF AG                                           G             14       632
 Clorox Co.                                                      16     1,325
 E.I. DuPont De Nemours & Co.                                    14       983
 Kao Corp.                                         Ja            44       644
 Merck & Co., Inc.                                               10     1,241
 Novartis                                          Sz             1       951
 Rhone Poulenc, Class A                            Fr            11       517
 Roche Holding AG                                  Sz                     456
 Schering-Plough Corp.                                           14     1,130
 Yamanouchi Pharmaceutical Co.                     Ja            37       871
 Zeneca Group PLC                                  UK            14       603
                                                                     --------
                                                                       10,186
                                                                     --------
 COMMUNICATIONS EQUIPMENT - 4.7%
 Lucent Technologies, Inc..                                      26     1,994
  Philips Electronics NV                           Ne            12     1,039
 Racal Electronics PLC                             UK           181     1,010
 Sony Corp.                                        Ja            13     1,077
 Telefonakteibolaget LM Ericsson                   Sw            21     1,085
                                                                     --------
                                                                        6,205
                                                                     --------
 ELECTRICAL INDUSTRIAL EQUIPMENT - 0.6%
 General Electric Co.                                             9       749
                                                                     --------
 Electronic Components - 1.2%
 Alcatel Alsthom (Cie Gen El)                      Fr             4       665
 TDK Corp.                                         Ja            12       944
                                                                     --------
                                                                        1,609
                                                                     --------
 FABRICATED METAL - 0.5%
 Compagnie Generale d'Industrie
  et de Participations                             Fr             1       639
                                                                     --------
 FOOD & KINDRED PRODUCTS - 5.2%
 Associated British Foods PLC                      UK            72       675
 Bass PLC                                          UK            76     1,450
 Bass PLC, Class B (a)                             UK            80       119
 Diageo PLC                                        UK            52       619
 Fraser & Neave Ltd.                               Si            40       179
 Group Industrial Maseca                           Mx           492       354
 Groupe Danone                                     Fr             3       750
 Montedison SPA                                    It           452       570
 Nestle AG                                         Sz                     649
 Parmalat Finanziara SPA                           It           290       649
 Unilever NV                                       Ne            12       863
                                                                     --------
                                                                        6,877
                                                                     --------
 HOUSEHOLD APPLIANCES - 0.5%
 Electrolux AB, Series B                           Sw             7       632
                                                                     --------
 MACHINERY & COMPUTER EQUIPMENT - 5.2%
 Canon, Inc.                                       Ja            39       919
 Cummins Engine Co., Inc.                                        10       560
 Fujitsu Ltd.                                      Ja            69       802
 Hewlett-Packard Co.                                              9       678
 Hitachi Ltd.                                      Ja            54       386
 Mannesmann AG                                     G              1       912
 Oerlikon-Buehrle Holding AG                       Sz             4       669
 Sanyo Electric Company Ltd.                       Ja           221       625
 Siebe PLC                                         UK            57     1,273
                                                                     --------
                                                                        6,824
                                                                     --------
 MEASURING & ANALYZING INSTRUMENTS - 0.7%
 Fuji Photo Film Co., Ltd.                         Ja            26       921
                                                                     --------
 MISCELLANEOUS MANUFACTURING - 0.3%
 Polygram NV                                       Ne            10       412
                                                                     --------
 PAPER PRODUCTS - 2.1%
 Aracruz Celulose SA ADR                           Bz            26       410
 Asia Pulp & Paper Company Ltd. ADR                Si            87     1,267
 Carter Holt Harvey                                NZ           190       252
 Royal Koninklijke PTT Nederland NV                Ne            15       759
                                                                     --------
                                                                        2,688
                                                                     --------
 PETROLEUM REFINING - 3.3%
 Amerada Hess Corp.                                              19     1,064
 Ashland Oil, Inc.                                               15       809
 ENI                                               It            95       633
 OMV Handels AG                                    Aus            8     1,186
 Royal Dutch Petroleum Co.                         Ne            10       557
                                                                     --------
                                                                        4,249
                                                                     --------
 PRIMARY METAL - 0.9%
 Pirelli SPA                                       It           188       619
 USX-US Steel Group                                              14       548
                                                                     --------
                                                                        1,167
                                                                     --------
 PRINTING & PUBLISHING - 1.2%
 Belo (A.H.) Corp., Series A                                     17       900
 Mondadori (Arnoldo) Editore SPA                   It            63       707
                                                                     --------
                                                                        1,607
                                                                     --------
 RUBBER & PLASTIC - 1.7%
 Continental AG                                    G             30       850
 Cooper Tire & Rubber Co.                                        21       497
 Premark International, Inc.                                     26       861
                                                                     --------
                                                                        2,208
                                                                     --------
 STONE, CLAY, GLASS & CONCRETE - 1.8%
 Cemex SA                                          Mx           197       982
 Cimentos de Portugal SA                           Pt            17       632
 Hanson PLC                                        UK           127       746
                                                                     --------
                                                                        2,360
                                                                     --------
 TOBACCO PRODUCTS - 0.5%
 B.A.T. Industries PLC                             UK            69       654
                                                                     --------
 TRANSPORTATION EQUIPMENT - 3.2%
 Dana Corp.                                                      17       981
 General Dynamics Corp.                                          13       532
 Honda Motor Co., Ltd.                             Ja            35     1,264
 MAN AG                                            G              1       473
 Textron, Inc.                                                    2       157
 Volkswagen AG                                     G              1       716
                                                                     --------
                                                                        4,123
                                                                     --------

-----------------------------------------------------------------------------
MINING & ENERGY - 1.7%
 OIL & GAS EXTRACTION - 1.0%
 Santos Ltd.                                       Aus           85       306
 YPF SA                                            Ar            30     1,031
                                                                     --------
                                                                        1,337
                                                                     --------
 OIL & GAS FIELD SERVICES - 0.7%
 Petroleum Geo-Services (a)                        No            14       927
                                                                     --------

-----------------------------------------------------------------------------
RETAIL TRADE - 6.6%
 APPAREL & ACCESSORY STORES - 0.8%
 Hennes & Mauritz AB                               Sw            20     1,015
                                                                     --------
 FOOD STORES - 3.0%
 Jeronimo Martins, SGPS, SA                        Pt            13       589
 Safeway, Inc. (a)                                               37     1,415
 Tesco PLC                                         UK            67       627
 Valora Holding AG                                 Sz             3       659
 Vendex International NV                           Ne            10       641
                                                                     --------
                                                                        3,931
                                                                     --------
 GENERAL MERCHANDISE STORES - 1.0%
 Wal-Mart Stores, Inc.                                           27     1,340
                                                                     --------
 MISCELLANEOUS RETAIL - 1.3%
 Imasco Ltd.                                       Ca            16       606
 Pinault-Printemps SA                              Fr             1       617
 Rite Aid Corp.                                                  16       508
                                                                     --------
                                                                        1,731
                                                                     --------
 RESTAURANTS - 0.5%
 TelePizza SA (a)                                  Sp             5       675
                                                                     --------

-----------------------------------------------------------------------------
SERVICES - 9.0%
 AMUSEMENT & RECREATION - 0.7%
 Ladbroke Group PLC                                UK           159       873
                                                                     --------
 COMPUTER RELATED SERVICES - 0.8%
 Cap Gemini SA                                     Fr             8     1,043
                                                                     --------
 COMPUTER SOFTWARE - 4.2%
 Cerner Corp. (a)                                                29       862
 Computer 2000 AG (a)                              G              2       736
 Compuware Corp. (a)                                             27     1,339
 Microsoft Corp. (a)                                              9       775
 SAP AG                                            G              1       686
 Sungard Data Systems, Inc. (a)                                  32     1,140
                                                                     --------
                                                                        5,538
                                                                     --------
 HEALTH SERVICES - 2.1%
 Health Care & Retirement Corp. (a)                              30     1,210
 Quorum Health Group, Inc. (a)                                   47     1,508
                                                                     --------
                                                                        2,718
                                                                     --------
 HOTELS, CAMPS & LODGING - 0.5%
 Accor SA                                          Fr             3       703
                                                                     --------
 PERSONAL SERVICES - 0.7%
 Service Corporation International                               22       916
                                                                     --------

-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS &
 SANITARY  SERVICES - 11.3%
 ELECTRIC SERVICES - 1.8%
 Empresa Nacional De Electricidad                  Sp            38       921
 Enova Corp.                                                     22       589
 Oestereichisch Elektrizitatswirtschafts AG        Aus            7       816
                                                                     --------
                                                                        2,326
                                                                     --------
 GAS SERVICES - 0.5%
 NICOR, Inc.                                                     14       589
                                                                     --------
 TELECOMMUNICATION - 9.0%
 Bell Atlantic Corp.                                             12     1,095
 British Telecommunications PLC                    UK            56       607
 Deutsche Telekom                                  G             30       751
 France Telecom SA                                 Fr            11       608
 Hong Kong Telecommunications Ltd.                 HK           244       469
 Nippon Telegraph & Telephone Corp.                Ja                     960
 Nokia Oy AB, Class K                              Fi            16     1,089
 Portugal Telecom SA                               Pt            13       677
 Telecom Italia SPA                                It            65       491
 Telecomunicacoes Brasileiras ADR                  Bz             8       975
 Telefonica de Argentina ADR                       Ar            30     1,138
 Telefonica de Espana                              Sp            15       632
 Telefonos de Mexico SA                            Mx           414     1,168
 Telus Corp.                                       Ca            15       412
 WorldCom, Inc. (a)                                              15       655
                                                                     --------
                                                                       11,727
                                                                     --------
WHOLESALE TRADE - 0.3%
 NONDURABLE GOODS
 VEBA AG                                           G              7       452
                                                                     --------
TOTAL COMMON STOCKS (cost of $102,016)                                124,455
                                                                     --------

RIGHTS - 0.0%
-----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
 DEPOSITORY INSTITUTIONS
 Development Bank of Singapore Ltd. (cost of $0)   Si             7         9
                                                                     --------
TOTAL INVESTMENTS (cost of $102,016) (c)                              124,464
                                                                     --------

SHORT-TERM OBLIGATIONS - 6.7%                              PAR
-----------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago Corp.,
  dated 04/30/98, due 05/01/98 at 5.520%,
  collateralized by U.S. Treasury notes and bill
  with various maturities to 2021, market value
  $10,660 (repurchase proceeds $8,810)                      $ 8,809     8,809
                                                                     --------

FORWARD CURRENCY CONTRACTS - (0.0)% (e)                                   (14)
-----------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - (1.9)%                               (2,519)
-----------------------------------------------------------------------------

NET ASSETS - 100.0%                                                  $130,740
                                                                     ========

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------
(a) Non-income producing.
(b) This security is subject to the risks of the various countries in which the issuer is investing. (See notes to Financial Statements: Note 3. - Other.)
(c) Cost for federal income tax purposes is the same. (d) As of April 30, 1998, the Fund had entered into the following forward currency exchange contracts:

                                                                 Net Unrealized
                                                                  Appreciation
  Contracts          In Exchange          Settlement             (Depreciation)
  to Deliver             For               Date                    (U.S. $)
  ----------         -----------          ----------             --------------
  US$       2,624    JY    346,798        05/01/98                   (14)
  DM           89    US$        49        05/04/98                    (e)
  IL    2,126,021    US$     1,202        05/05/98                     2
   SP     113,666    US$       745        05/05/98                    (e)
  IL    2,157,590    US$     1,216        05/07/98                    (1)
  US$       1,345    KB        805        05/07/98                    (1)
                                                                 ------------
                                                                     (14)
                                                                 ------------
(e) Rounds to less than one.

Summary of Securities by Country       Country           Value       % of Total
-------------------------------------------------------------------------------
United States                                           $ 34,422           27.7
Japan                                    Ja               12,641           10.2
United Kingdom                           UK               12,562           10.1
Germany                                   G                8,003            6.4
France                                   Fr                7,202            5.8
Netherlands                              Ne                6,273            5.0
Italy                                    It                5,391            4.3
Switzerland                              Sz                5,372            4.3
Spain                                    Sp                3,916            3.1
Sweden                                   Sw                3,706            3.0
Mexico                                   Mx                3,195            2.6
Portugal                                 Pt                2,993            2.4
Austria                                  Aus               2,308            1.9
Hong Kong                                HK                1,806            1.5
Finland                                  Fi                1,775            1.4
Brazil                                   Bz                1,385            1.1
Ireland                                  Ir                1,775            1.4
Canada                                   Ca                1,612            1.3
Norway                                   No                1,563            1.3
Argentina                                Ar                2,169            1.7
Australia                                Au                  961            0.8
Chile                                    Ch                  735            0.6
Singapore                                Si                1,710            1.4
South Africa                             SA                  426            0.3
Philippines                              Ph                  311            0.2
New Zealand                              NZ                  252            0.2
                                                    ------------   ------------
                                                    $    124,464          100.0
                                                    ============   ============

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

    Acronym                                     Name
    -------                                     ----
      ADR                           American Depositary Receipt
      DM                                   Deutschemarks
      IL                                    Italian Lira
      JY                                    Japanese Yen
      KB                                   British Pounds
      SP                                  Spanish Pesetas


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

 (in thousands except for per share amounts and footnotes)
 ASSETS
 Investments at value (cost $102,016)                            $ 124,464
 Short-term obligations                                              8,809
                                                                 ---------
                                                                   133,273

 Cash held in foreign banks (cost $169)              $  170
 Receivable for:
   Investments sold                                   3,193
   Fund shares sold                                     327
   Dividends                                            300
   Foreign tax reclaims                                  76
   Interest                                               1
 Other                                                   21          4,088
                                                     ------      ---------
     Total Assets                                                  137,361

 LIABILITIES
 Unrealized depreciation on forward
   currency contracts                                    14
 Payable for:
   Investments purchased                              6,197
   Fund shares repurchased                              404
 Payable to Adviser                                       3
 Accrued Deferred Trustees Fees                           3
                                                     ------
     Total Liabilities                                               6,621
                                                                 ---------

 NET ASSETS                                                      $ 130,740
                                                                 =========

 Net asset value & redemption price per share -
 Class A ($47,073/3,053)                                         $   15.42
                                                                 =========
 Maximum offering price per share - Class A
 ($15.42/0.9425)                                                 $   16.36(a)
                                                                 =========
 Net asset value & offering price per share -
 Class B ($82,322/5,400)                                         $   15.24(b)
                                                                 =========
 Net asset value & offering price per share -
 Class C ($1,345/88)                                             $   15.39(b)
                                                                 =========



 (a) On sales of $50,000 or more the offering price is reduced.
 (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)

 (in thousands)
 INVESTMENT INCOME
 Dividends                                                             $  1,080
 Interest                                                                   258
                                                                       --------
      Total investment income (net of nonreclaimable
      foreign taxes withheld at source which
      amounted to $117)                                                   1,338
 EXPENSES
 Management fee                                          $   556
 Service fee                                                 147
 Distribution fee - Class B                                  284
 Distribution fee - Class C                                    3
 Transfer agent                                              178
 Bookkeeping fee                                              25
 Trustees fee                                                  7
 Custodian fee                                                39
 Audit fee                                                    16
 Legal fee                                                     3
 Registration fee                                             22
 Reports to shareholders                                       5
 Other                                                        12
                                                         -------
                                                           1,297
 Fees and expenses waived
  or borne by the Adviser                                    (42)         1,255
                                                         -------       --------
        Net Investment Income                                                83
                                                                       --------

 NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS Net
 realized gain (loss) on:
  Investments                                             10,992
  Foreign currency transactions                              (45)
                                                        --------
       Net Realized Gain                                                 10,947

 Change in net unrealized appreciation during the period on:
   Investments                                            11,181
   Foreign currency transactions                             (a)
                                                        -------
           Net Gain                                                      22,128
                                                                       --------
 Increase in Net Assets from Operations                                $ 22,211
                                                                       ========

 (a) Rounds to less than one.

 See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                                    (Unaudited)
                                                    Six months      Year ended
 (in thousands)                                    ended April 30   October 31
                                                   --------------   ------------
 INCREASE (DECREASE) IN NET ASSETS                     1998          1997 (a)
 Operations:
 Net investment income                                      $ 83          $ 679
 Net realized gain                                        10,947         11,621
 Net unrealized appreciation                              11,181          3,189
                                                   --------------  -------------
     Net Increase from Operations                         22,211         15,489
 Distributions:
 From net investment income - Class A                       (221)          (131)
 In excess of net investment income - Class A                 (7)          --
 From net realized gains - Class A                        (3,875)        (2,143)
 From net investment income - Class B                       (157)          --
 In excess of net investment income - Class B                 (5)
 From net realized gains - Class B                        (7,784)        (6,988)
 From net investment income - Class C                         (4)          --
 In excess of net investment income - Class C                 (b)          --
 From net realized gains - Class C                           (97)          --
                                                       ---------      ---------
                                                          10,061          6,227
                                                       ---------      ---------
 Fund Share Transactions:
 Receipts for shares sold - Class A                        9,375         18,684
 Value of distributions reinvested - Class A               3,813          2,135
 Cost of shares repurchased - Class A                     (5,020)        (6,517)
                                                       ---------      ---------
                                                           8,168         14,302
                                                       ---------      ---------
 Receipts for shares sold - Class B                       11,434         21,200
 Value of distributions reinvested - Class B               7,330          6,378
 Cost of shares repurchased - Class B                    (15,891)       (24,577)
                                                       ---------      ---------
                                                           2,873          3,001
                                                       ---------      ---------
 Receipts for shares sold - Class C                          899            777
 Value of distributions reinvested - Class C                  95          --
 Cost of shares repurchased - Class C                       (464)            (5)
                                                       ---------      ---------
                                                             530            772
                                                       ---------      ---------
     Net Increase from
         Fund Share Transactions                          11,571         18,075
                                                       ---------      ---------
         Total Increase                                   21,632         24,302

 NET ASSETS
 Beginning of period                                     109,108         84,806
                                                       ---------      ---------
 End of period (net of overdistributed
   and including undistributed net investment
   income of $4 and $343, respectively)                $ 130,740      $ 109,108
                                                       =========      =========


 (a) Class C shares were initially offered on August 1, 1997.
 (b) Round to less than one.

 See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (continued)
                                                     (Unaudited)
                                                      Six months      Year ended
                                                   ended April 30   October 31
                                                   --------------   ------------
 NUMBER OF FUND SHARES                                 1998          1997 (a)
 Sold - Class A                                              655          1,339
 Issued for distributions reinvested - Class A               286            168
 Repurchased - Class A                                      (352)          (463)
                                                       ---------      ---------
                                                             589          1,044
                                                       ---------      ---------
 Sold - Class B                                              797          1,523
 Issued for distributions reinvested - Class B               555            509
 Repurchased - Class B                                    (1,133)        (1,772)
                                                       ---------      ---------
                                                             219            260
                                                       ---------      ---------
 Sold - Class C                                               62             52
 Issued for distributions reinvested - Class C                 7          --
 Repurchased - Class C                                       (33)           (b)
                                                       ---------      ---------
                                                              36             52
                                                       ---------      ---------

 (a) Class C shares were initially offered on August 1, 1997.
 (b) Round to less than one.

 See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
In the opinion of management of Colonial Global Equity Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

 NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Finanical Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended April 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $6,740 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $81,293 and $563 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $41,269,700 and $35,464,088, respectively.

 Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:
              Gross unrealized appreciation                    $26,132,664
              Gross unrealized depreciation                     (3,684,740)
                                                               -----------
                      Net unrealized appreciation              $22,447,924
                                                               ===========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30,1998.

NOTE 6. COMPOSITION OF NET ASSETS
 -----------------------------------------------------------------------------
At April 30, 1998, net assets consisted of:
Capital paid in                                                 $  97,357
Overdistributed net investment income                                  (4)
Accumulated net realized gain                                      10,949
Net unrealized appreciation (depreciation) on:
  Investments                                                      22,448
  Foreign currency transactions                                       (10)
                                                                ---------
                                                                $ 130,740
                                                                =========

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                     (Unaudited)
                                              Six months ended April 30
                                     -----------------------------------------
                                                     1998
                                      Class A       Class B        Class C
                                     ----------    ----------    -------------
Net asset value -
 Beginning of period              $      14.280  $     14.130     $     14.260
                                  -------------  ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)        0.045        (0.009)          (0.009)
Net realized and
 unrealized gain (loss)                   2.715         2.681            2.728
                                  -------------  ------------     ------------
   Total from Investment
      Operations                          2.760         2.672            2.719
                                  -------------  ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income               (0.087)       (0.031)          (0.057)
In excess of
 investment income                       (0.003)       (0.001)          (0.002)
From net realized gains                  (1.530)       (1.530)          (1.530)
                                  -------------  ------------     ------------
   Total Distributions Declared
     to Shareholders                     (1.620)       (1.562)          (1.589)
                                  -------------  ------------     ------------
Net asset value -
 End of period                    $      15.420  $     15.240     $     15.390
                                  =============  ============     ============
Total return (e)                   21.12%(f)(g)   20.61%(f)(g)     20.80%(f)(g)
                                  =============  ============     ============

RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                              1.65(i)       2.40(i)          2.40(i)
Net investment income (loss) (h)          0.63(i)    (0.12)%(i)       (0.12)%(i)
Portfolio turnover (g)                      33%           33%              33%
Average commission rate           $      0.0178  $     0.0178     $     0.0178
Net assets at end
 of period (000)                  $      47,073  $     82,322     $      1,345

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                      $   0.005     $   0.005     $      0.005
(b) Per share data was calculated using average shares outstanding during the period.
(c) Class C share were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.

                   FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                         Year ended October 31
                 --------------------------------------
                                 1997
                  Class A       Class B      Class C (c)
                 ----------    ----------    ----------

                 $   13.440    $   13.350    $   15.390
                 ----------    ----------    ----------

                      0.169         0.065        (0.025)

                      2.179         2.158        (1.105)(d)
                 ----------    ----------    ----------

                      2.348         2.223        (1.130)
                 ----------    ----------    ----------

                     (0.065)          --            --

                        --            --            --
                     (1.443)       (1.443)          --
                 ----------    ----------    ----------

                     (1.508)       (1.443)          --
                 ----------    ----------    ----------

                 $   14.280    $   14.130    $   14.260
                 ==========    ==========    ==========
                     18.92%        18.02%         (7.34)(g)%
                 ==========    ==========    ==========


                      1.58%         2.33%       2.44(i)
                      1.22%         0.47%    (0.68)%(i)
                        90%           90%           90%
                 $  0.0250     $   0.0250    $   0.0250

                 $  35,181     $   73,188    $      739


                      --              --            --

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

                          FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended October 31
                                               ----------------------------------------------------------------
                                                           1996                                  1995
                                                 Class A          Class B          Class A           Class B
                                               ------------     ------------     ------------      ------------
Net asset value -
   Beginning of period                         $     12.450     $     12.390     $     12.690      $     12.630
                                               ------------     ------------     ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                          0.123            0.027            0.167             0.076
Net realized and unrealized gain                      1.664            1.634            0.735             0.735
                                               ------------     ------------     ------------      ------------
   Total from Investment Operations                   1.787            1.661            0.902             0.811
                                               ------------     ------------     ------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.098)          (0.027)          (0.198)           (0.107)
In excess of net
   investment income                                 (0.035)          (0.010)            --                --
From net realized gains                              (0.664)          (0.664)          (0.944)           (0.944)
                                               ------------     ------------     ------------      ------------
  Total Distributions Declared
     to Shareholders                                 (0.797)          (0.701)          (1.142)           (1.051)
                                               ------------     ------------     ------------      ------------
Net asset value -
   End of period                               $     13.440     $     13.350     $     12.450      $     12.390
                                               ============     ============     ============      ============
Total return (c)                                      15.10%           14.04%            8.23(d)           7.43(d)
                                               ============     ============     ============      ============
RATIOS TO AVERAGE NET ASSETS
Operating Expenses (e)                                 1.58%            2.33%            1.36%             2.11%
Interest expense                                       --               --               --                --
Fees and expenses waived or
   borne by the Adviser (e)                            --               --               0.26%             0.26%
Net investment income                                  0.96%            0.21%            1.40%             0.65%
Portfolio turnover                                      125%             125%              74%               74%
Average commission rate (f)                    $     0.0261     $     0.0261             --                --
Net assets at end of period (000)              $     19,092     $     65,714     $     11,501      $     59,131

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                        --               --      $      0.031      $      0.031
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                         FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:

                         Year ended October 31
----------------------------------------------------------------
            1994                               1993
   Class A         Class B          Class A           Class B
------------     ------------     ------------      ------------

$     11.760     $     11.720     $      9.340      $      9.310
------------     ------------     ------------      ------------

       0.170            0.077            0.182             0.104

       0.969            0.959            2.461             2.447
------------     ------------     ------------      ------------

       1.139            1.036            2.643             2.551
------------     ------------     ------------      ------------

      (0.166)          (0.083)          (0.223)           (0.141)

        --               --               --                --
      (0.043)          (0.043)            --                --
------------     ------------     ------------      ------------

      (0.209)          (0.126)          (0.223)           (0.141)
------------     ------------     ------------      ------------

$     12.690     $     12.630     $     11.760      $     11.720
============     ============     ============      ============
        9.76%(d)         8.88%(d)        28.77%(d)         27.70%(d)
============     ============     ============      ============

        1.25%            2.00%            1.25%             2.00%
        --               --               0.01%             0.01%

        0.36%            0.36%            0.51%             0.51%
        1.38%            0.63%            1.75%             1.00%
          52%              52%              58%               58%
        --               --               --                --

$     10,525     $     63,139     $      1,769      $     40,837


$      0.045     $      0.045     $      0.053      $      0.053

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL
BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .......... press [1]

For account information ........................................... press [2]

To speak to a service representative .............................. press [3]

For yield and total return information ............................ press [4]

For duplicate statements or new supply of checks .................. press [5]

To order duplicate tax forms and year-end statements .............. press [6]
(February through May)

To review your options at any time during your call ............... press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL
COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FINANCIAL INVESTMENTS INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Equity Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Colonial Global Equity Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

[logo] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com


                                                          GE-03/240F-0498 (6/98)